Statement of Operations	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
General and administrative expenses	$ 4,944,523
Loss from operations	(4,944,523)
Other income (expense)
Change in fair value of derivative warrant liabilities	(10,799,940)
Financing costs – warrant liabilities	(462,620)
Net gain on investments held in Trust Account	12,421
Total other income (expense)	(11,250,139)
Net loss	$ (16,194,662)
Basic and diluted net (loss) per ordinary share (in Dollars per share) | $ / shares	$ (0.49)
Basic and diluted net (loss) per ordinary share (in Dollars per share) | $ / shares	$ (0.49)
Class A Ordinary Shares
Other income (expense)
Weighted average shares outstanding of Class A ordinary shares, basic and diluted (in Shares) | shares	25,360,688
Basic and diluted net (loss) per ordinary share (in Dollars per share) | $ / shares	$ (0.49)
Class B Ordinary Shares
Other income (expense)
Weighted average shares outstanding of Class B ordinary shares, basic and diluted (in Shares) | shares	7,611,848
Basic and diluted net (loss) per ordinary share (in Dollars per share) | $ / shares	$ (0.49)